Finance Lease - Maturities of the Finance Lease Liability (Details) - USD ($)	Dec. 31, 2025	Nov. 21, 2023
Maturities of the finance lease liability
2026	$ 210,000
2027	210,000
2028	207,000
2029	185,000
2030	185,000
Thereafter	8,365,000
Total lease payments	9,362,000
Interest	(6,404,000)
Lease liability	$ 2,958,000	$ 2,764,000